CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for doubtful accounts | $	$ 47		$ 44
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	6,666,667		6,666,667
Ordinary shares, shares issued	3,120,684		2,899,314
Ordinary shares, shares outstanding	3,118,884		2,897,314
Treasury shares, shares	1,800		1,800